Condensed Consolidated Statements of Financial Position (Unaudited) - HKD ($)	Sep. 30, 2025	Mar. 31, 2025
Current assets
Cash and cash equivalent	$ 1,107,535	$ 1,384,211
Prepayments and deposits	2,196,981	2,289,826
Trade and other receivables	1,290,847	1,643,862
Contract fulfillment costs	4,278,845	662,929
Deferred listing expenses	2,058,337	1,471,020
Total current assets	10,932,545	7,451,848
Non-current assets
Property, plant and equipment	12,799,637	14,505,410
Right-of-use assets	56,504	169,512
Prepayments	3,111,132	2,356,132
Total non-current assets	15,967,273	17,031,054
Total assets	26,899,818	24,482,902
Current liabilities
Trade and other payables	13,136,495	9,914,613
Contract liabilities	3,932,776	4,667,773
Lease liabilities	57,344	169,581
Amounts due to a shareholder	689,922	689,922
Amount due to directors	574,838	821,243
Bank and other borrowings	31,771,987	29,223,655
Total current liabilities	50,163,362	45,486,787
Total liabilities	50,163,362	45,486,787
Shareholders’ equity (deficit)
Share capital	78,000	78,000
Share premium	5,048,160	5,048,160
Other reserve	11,221,781	11,221,781
Accumulated deficit	(39,611,485)	(37,351,826)
Total shareholders’ deficit	(23,263,544)	(21,003,885)
Total liabilities and shareholders’ deficit	$ 26,899,818	$ 24,482,902